SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2014
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
24.	SUBSEQUENT EVENTS

According to the Memorandums of Understanding signed with Nanjing Guangdian Mobile Television Development Co., Ltd. ("Nanjing Guangdian"), the termination of Nanjing bus exclusive agency agreement and broadcasting surveillance agreement with Nanjing Guangdian effective on January 1, 2015, the compensation is uncertain as of December 31, 2014 and under negotiation as the date of this report.